Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TrueShares Patriot Defense ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.48%	16.04%	12.18%	(11.89%)
RiverNorth Market Neutral ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.18%	5.51%	5.71%
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	36.19%	(7.30%)	(4.65%)